TAXATION (Tables)	12 Months Ended
Dec. 31, 2018
TAXATION
Schedule of deferred income tax assets (liabilities)

	December 31,	December 31,
	2018	2017
Tax loss carry forwards	$74,400	$53,266
Long term debt	10,798	22,525
Investment tax credits	6,545	6,545
Financing costs	4,310	4,288
Other	2,080	756
Decommissioning and restoration provision	—	4,978
Inventories	(847)	(964)
Provincial mining tax attributes	(6,088)	—
Mineral interests	(106,434)	(91,394)
	$(15,236)	$—

Schedule of deductible temporary differences for which no deferred tax assets are recognized

	December 31,	December 31,
	2018	2017
Provincial mining tax attributes	$18,947	$16,408
Decommissioning and restoration provision	18,947	—
Other	68	68
Tax loss carry forwards	—	59,472
	$37,962	$75,948

Schedule of income tax (recovery) expense

	For the year ended
	December 31,	December 31,
	2018	2017
Current tax expense	$4,196	$1,621
Deferred income tax expense (recovery)	12,668	(7,022)
	$16,864	$(5,401)

Schedule of reconciliation of provision for income taxes to the amount calculated using statutory income tax rates

	For the year ended
	December 31,	December 31,
	2018	2017
Expected tax (recovery) expense	$14,441	$(5,680)
Change in income tax rates	—	(574)
Provincial mining taxes	800	1,621
Change in unrecognized temporary differences	(10,942)	7,679
Share-based compensation and other items	943	988
Flow-through shares	823	842
Flow-through share premium	(526)	(574)
Impact of foreign exchange on CAD denominated tax attributes	11,735	(12,550)
Non-temporary differences	(410)	2,847
	$16,864	$(5,401)